PAYROLL AND OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2013
PAYROLL AND OTHER ACCRUED LIABILITIES [Abstract]
Schedule of payroll and other accrued liabilities

Payroll and other accrued liabilities for the fiscal years ended July 31, 2013 and 2012 consist of the following:

	2013	2012
Payroll	$190,361	$148,854
Interest	39,859	40,812
Professional fees	149,026	141,120
Rents received in advance	497,470	409,287
Utilities	9,007	9,250
Brokers commissions	309,713	135,195
Construction costs	175,639	-
Other	722,531	627,883
Total	2,093,606	1,512,401
Less current portion	2,033,923	1,483,944
Long term portion	$59,683	$28,457